Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Summary of Significant Accounting Policies - Subsidiaries (Table)

Navios Maritime Acquisition Corporation and Subsidiaries:	Nature	Country of Incorporation	2020	2019	2018
Company Name
Aegean Sea Maritime Holdings Inc.	Sub-Holding Company	Marshall Is.	1/1 – 12/31	1/1 – 12/31	1/1 - 12/31
Amorgos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 – 12/31	1/1 – 12/31	1/1 - 12/31
Andros Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 – 12/31	1/1 – 12/31	1/1 - 12/31
Antikithira Shipping Corporation	Vessel-Owning Company(8)	Marshall Is.	1/1 – 12/31	1/1 – 12/31	1/1 - 12/31
Antiparos Shipping Corporation	Vessel-Owning Company(8)	Marshall Is.	1/1 – 12/31	1/1 – 12/31	1/1 - 12/31
Amindra Navigation Co.	Sub-Holding Company	Marshall Is.	1/1 – 12/31	1/1 – 12/31	1/1 - 12/31
Crete Shipping Corporation	Vessel-Owning Company(8)	Marshall Is.	1/1 – 12/31	1/1 – 12/31	1/1 - 12/31
Folegandros Shipping Corporation	Vessel-Owning Company(8)	Marshall Is.	1/1 – 12/31	1/1 – 12/31	1/1 - 12/31
Ikaria Shipping Corporation	Vessel-Owning Company(8)	Marshall Is.	1/1 – 12/31	1/1 – 12/31	1/1 - 12/31
Ios Shipping Corporation	Vessel-Owning Company(8)	Cayman Is.	1/1 – 12/31	1/1 – 12/31	1/1 - 12/31
Kithira Shipping Corporation	Vessel-Owning Company(8)	Marshall Is.	1/1 – 12/31	1/1 – 12/31	1/1 - 12/31
Kos Shipping Corporation	Vessel-Owning Company(8)	Marshall Is.	1/1 – 12/31	1/1 – 12/31	1/1 - 12/31
Mytilene Shipping Corporation	Vessel-Owning Company(8)	Marshall Is.	1/1 – 12/31	1/1 – 12/31	1/1 - 12/31
Navios Maritime Acquisition Corporation	Holding Company	Marshall Is.	1/1 – 12/31	1/1 – 12/31	1/1 - 12/31
Navios Acquisition Finance (U.S.) Inc.	Co-Issuer	Delaware	1/1 – 12/31	1/1 – 12/31	1/1 - 12/31
Rhodes Shipping Corporation	Vessel-Owning Company(8)	Marshall Is.	1/1 – 12/31	1/1 – 12/31	1/1 - 12/31
Serifos Shipping Corporation	Vessel-Owning Company(8)	Marshall Is.	1/1 – 12/31	1/1 – 12/31	1/1 - 12/31
Shinyo Loyalty Limited	Former Vessel-Owning Company(1)	Hong Kong	1/1 – 12/31	1/1 – 12/31	1/1 - 12/31
Shinyo Navigator Limited	Former Vessel-Owning Company(2)	Hong Kong	1/1 – 12/31	1/1 – 12/31	1/1 - 12/31
Sifnos Shipping Corporation	Vessel-Owning Company(8)	Marshall Is.	1/1 – 12/31	1/1 – 12/31	1/1 - 12/31
Skiathos Shipping Corporation	Vessel-Owning Company(8)	Marshall Is.	1/1 – 12/31	1/1 – 12/31	1/1 - 12/31
Skopelos Shipping Corporation	Vessel-Owning Company(8)	Cayman Is.	1/1 – 12/31	1/1 – 12/31	1/1 - 12/31
Syros Shipping Corporation	Vessel-Owning Company(8)	Marshall Is.	1/1 – 12/31	1/1 – 12/31	1/1 - 12/31
Thera Shipping Corporation	Vessel-Owning Company(8)	Marshall Is.	1/1 – 12/31	1/1 – 12/31	1/1 - 12/31
Tinos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 – 12/31	1/1 – 12/31	1/1 - 12/31
Oinousses Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 – 12/31	1/1 – 12/31	1/1 - 12/31
Psara Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 – 12/31	1/1 – 12/31	1/1 - 12/31
Antipsara Shipping Corporation	Vessel-Owning Company(8)	Marshall Is.	1/1 – 12/31	1/1 – 12/31	1/1 - 12/31
Samothrace Shipping Corporation	Vessel-Owning Company(8)	Marshall Is.	1/1 – 12/31	1/1 – 12/31	1/1 - 12/31
Thasos Shipping Corporation	Vessel-Owning Company(8)	Marshall Is.	1/1 – 12/31	1/1 – 12/31	1/1 - 12/31
Limnos Shipping Corporation	Vessel-Owning Company(8)	Marshall Is.	1/1 – 12/31	1/1 – 12/31	1/1 - 12/31
Skyros Shipping Corporation	Vessel-Owning Company(8)	Marshall Is.	1/1 – 12/31	1/1 – 12/31	1/1 - 12/31
Alonnisos Shipping Corporation	Former Vessel-Owning Company(4)	Marshall Is.	1/1 – 12/31	1/1 – 12/31	1/1 - 12/31
Makronisos Shipping Corporation	Former Vessel-Owning Company(4)	Marshall Is.	1/1 – 12/31	1/1 – 12/31	1/1 - 12/31
Iraklia Shipping Corporation	Vessel-Owning Company(8)	Marshall Is.	1/1 – 12/31	1/1 – 12/31	1/1 - 12/31
Paxos Shipping Corporation	Former Vessel-Owning Company(5)	Marshall Is.	1/1 – 12/31	1/1 – 12/31	1/1 - 12/31
Antipaxos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 – 12/31	1/1 – 12/31	1/1 - 12/31
Donoussa Shipping Corporation	Former Vessel-Owning Company(6)	Marshall Is.	1/1 – 12/31	1/1 – 12/31	1/1 - 12/31
Schinousa Shipping Corporation	Former Vessel-Owning Company(7)	Marshall Is.	1/1 – 12/31	1/1 – 12/31	1/1 - 12/31
Navios Acquisition Europe Finance Inc	Sub-Holding Company	Marshall Is.	1/1 – 12/31	1/1 – 12/31	1/1 - 12/31
Kerkyra Shipping Corporation	Vessel-Owning Company(3)	Marshall Is.	1/1 – 12/31	1/1 – 12/31	1/1 - 12/31
Lefkada Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 – 12/31	1/1 – 12/31	1/1 - 12/31
Zakynthos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 – 12/31	1/1 – 12/31	1/1 - 12/31
Leros Shipping Corporation	Vessel-Owning Company(19)	Marshall Is.	1/1 – 12/31	1/1 – 12/31	1/1 - 12/31
Kimolos Shipping Corporation	Former Vessel-Owning Company(13)	Marshall Is.	1/1 – 12/31	1/1 – 12/31	1/1 - 12/31
Samos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 – 12/31	1/1 – 12/31	1/1 - 12/31
Tilos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 – 12/31	1/1 – 12/31	1/1 - 12/31
Delos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 – 12/31	1/1 – 12/31	1/1 - 12/31
Agistri Shipping Corporation	Operating Subsidiary	Malta	1/1 – 12/31	1/1 – 12/31	1/23 - 12/31
Olivia Enterprises Corp.	Vessel-Owning Company	Marshall Is.	1/1 – 12/31	1/1 – 12/31	7/3 - 12/31
Cyrus Investments Corp.	Vessel-Owning Company	Marshall Is.	1/1 – 12/31	1/1 – 12/31	7/3 - 12/31
Doxa International Corp.	Vessel-Owning Company(10)	Marshall Is.	1/1 – 12/31	4/10 – 12/31	—
Tzia Shipping Corp.	Vessel-Owning Company(10)	Marshall Is.	6/4 – 12/31	—	—
Navios Maritime Midstream Partners GP LLC	Holding Company	Marshall Is.	1/1 – 12/31	1/1 – 12/31	1/1 - 12/31
Navios Maritime Midstream Operating LLC	Sub-Holding Company	Marshall Is.	1/1 – 12/31	1/1 – 12/31	12/14 - 12/31
Navios Maritime Midstream Partners L.P.	Sub-Holding Company	Marshall Is.	1/1 – 12/31	1/1 – 12/31	12/14 - 12/31
Navios Maritime Midstream Partners Finance (US) Inc.	Co-borrower	Delaware	1/1 – 12/31	1/1 – 12/31	12/14 - 12/31
Shinyo Kannika Limited	Former Vessel-Owning Company(9)	Hong Kong	1/1 – 12/31	1/1 – 12/31	—
Shinyo Ocean Limited	Former Vessel-Owning Company(11)	Hong Kong	1/1 – 12/31	1/1 – 12/31	12/14-12/31
Shinyo Saowalak Limited	Vessel-Owning Company	British Virgin Is.	1/1 – 12/31	1/1 – 12/31	12/14-12/31
Shinyo Kieran Limited	Vessel-Owning Company	British Virgin Is.	1/1 – 12/31	1/1 – 12/31	12/14-12/31
Shinyo Dream Limited	Former Vessel-Owning Company(12)	Hong Kong	1/1 – 12/31	1/1 – 12/31	12/14-12/31
Sikinos Shipping Corporation	Vessel-Owning Company(18)	Marshall Is.	1/1 – 12/31	1/1 – 12/31	12/14-12/31
Alkmene Shipping Corporation	Vessel-Owning Company(14)	Marshall Is.	1/1 – 12/31	12/14 – 12/31	—
Persephone Shipping Corporation	Vessel-Owning Company(14)	Marshall Is.	1/1 – 12/31	12/14 – 12/31	—
Rhea Shipping Corporation	Vessel-Owning Company(8),(14)	Marshall Is.	1/1 – 12/31	12/20 – 12/31	—
Aphrodite Shipping Corporation	Vessel-Owning Company(14)	Marshall Is.	1/1 – 12/31	12/20 – 12/31	—
Dione Shipping Corporation	Vessel-Owning Company(14)	Marshall Is.	1/1 – 12/31	12/20 – 12/31	—
Bole Shipping Corporation	Vessel-Owning Company(15),(22)	Marshall Is.	6/29 – 12/31	—	—
Boysenberry Shipping Corporation	Vessel-Owning Company(15), (16)	Marshall Is.	6/29 – 12/31	—	—
Brandeis Shipping Corporation	Vessel-Owning Company(15),(20)	Marshall Is.	6/29 – 12/31	—	—
Buff Shipping Corporation	Vessel-Owning Company(15),(21)	Marshall Is.	6/29 – 12/31	—	—
Cadmium Shipping Corporation	Vessel-Owning Company(15)	Marshall Is.	6/29 – 12/31	—	—
Celadon Shipping Corporation	Vessel-Owning Company(15)	Marshall Is.	6/29 – 12/31	—	—
Cerulean Shipping Corporation	Vessel-Owning Company(15), (17)	Marshall Is.	6/29 – 12/31	—	—

(1) Former vessel-owner of the Shinyo Splendor which was sold to an unaffiliated third party on May 6, 2014.

(2) Former vessel-owner of the Shinyo Navigator which was sold to an unaffiliated third party on December 6, 2013.

(3) Navios Maritime Midstream Partners L.P. (“Navios Midstream”) acquired all of the outstanding shares of capital stock of the vessel-owning subsidiary on March 29, 2018.

(4) Each company had the rights over a shipbuilding contract of an MR2 product tanker vessel. In February 2015, these shipbuilding contracts were terminated, with no exposure to Navios Acquisition, due to the shipyard’s inability to issue a refund guarantee.

(5) Former vessel-owner of the Nave Lucida which was sold to an unaffiliated third party on January 27, 2016.

(6) Former vessel-owner of the Nave Universe which was sold to an unaffiliated third party on October 4, 2016.

(7) Former vessel-owner of the Nave Constellation which was sold to an unaffiliated third party on November 15, 2016.

(8) Currently, vessel-operating company under a sale and leaseback transaction.

(9) The vessel Shinyo Kannika was sold to an unaffiliated third party on March 22, 2018.

(10) Bareboat chartered-in vessels with purchase option, expected to be delivered in each of the third quarter of 2021 and the third quarter of 2022.

(11) In March 2019, the Shinyo Ocean, a 2001-built VLCC vessel of 281,395 dwt was involved in a collision incident. The Company maintains insurance coverage for such types of events (subject to applicable deductibles and other customary limitations). In May 10, 2019, Navios Acquisition sold the Shinyo Ocean, a 2001-built VLCC vessel of 281,395 dwt to an unaffiliated third party for a sale price of $12,525.

(12) On March 25, 2019, Navios Acquisition sold the C. Dream, a 2000-built VLCC vessel of 298,570 dwt to an unaffiliated third party for a sale price of $21,750.

(13) On October 8, 2019, Navios Acquisition sold the Nave Electron, a 2002-built VLCC vessel of 305,178 dwt to an unaffiliated third party for a sale price of $25,250.

(14) In December 2019, Navios Acquisition acquired five product tankers, two LR1 product tankers and three MR1 product tankers following the Liquidation of Navios Europe I.

(15) In June 2020, Navios Acquisition acquired seven vessel owning companies following the Liquidation of Navios Europe II.

(16) In March 2021, Navios Acquisition sold the Solstice N, a 2007-built container vessel of 3,398 teu to an unaffiliated party for a sale price of $ 11,000.

(17) In January 2021, Navios Acquisition sold the Allegro N, a 2014-built container vessel of 3,421 teu to an unaffiliated party for a sale price of $ 14,075.

(18) In March 2021, Navios Acquisition sold the Nave Celeste, a 2003-built VLCC vessel of 298,717 dwt to an unaffiliated party for a sale price of $ 24,400.

(19) In April 2021, Navios Acquisition agreed to sale the Nave Neutrino, a 2003-VLCC vessel of 298,287 dwt to an unaffiliated party for a sale price of $25,000.

(20) In April 2021, Navios Acquisition agreed to sale the Ete N a 2012-built container vessel of 41,139 dwt to a related party for a sale price of $19,500.

(21) In April 2021, Navios Acquisition agreed to sale the Fleur N a 2012-built container vessel of 41,130 dwt to a related party for a sale price of $19,000.

(22) In April 2021, Navios Acquisition agreed to sale the Spectrum N a 2009-built container vessel of 34,333 dwt to a related party for a sale price of $16,500.

Summary of Significant Accounting Policies - Options to extend or terminate a lease (Table)

Vessel	Option
Hector N	Charterer's option to extend the charter for up to twelve months: a) up to six months at $11,356 net per day; and b) up to six months at $12,591 net per day.
Perseus N	Charterer’s option to extend the charter for six months at $13,825 net per day.
Nave Pyxis	Charterer’s option to extend the charter for six months at $14,023 net per day.
Star N	Charterer's option to extend the charter for up to four months at $11,603 net per day.
Nave Bellatrix	Charterer's option to extend the charter for up to six months: a) up to three months at $12,838 net per day; and b) up to three months at $13,578 net per day.
Nave Pulsar	Charterer’s option to extend the charter for six months at $15,553 net per day plus ice-transit premium.
Nave Rigel	Charterer has the option to charter the vessel for an optional year at a rate of $17,063 net per day.
Nave Cetus	Charterer has the option to charter the vessel for an optional year at a rate of $17,063 net per day.
Nave Equinox	Charterer has the option to charter the vessel for an optional six months period at a rate of $16,294 net per day.
Nave Alderamin	Charterer has the option to charter the vessel for an optional year at a rate of $14,438 net per day.
Nave Orion	Charterer has the option to charter the vessel for an optional year at a rate of $14,438 net per day.
Nave Capella	Charterer has the option to charter the vessel for an optional year at a rate of $14,438 net per day.
Nave Estella	Charterer has the option to charter the vessel for an optional year at a rate of $14,630 net per day.
Nave Titan	Charterer's option to extend the charter for up to four months at $14,072 net per day.
Nave Atria	Charterer's option to extend the charter for up to six months at $14,072 net per day.
Nave Aquila	Charterer's option to extend the charter for up to four months at $12,838 net per day.
Nave Velocity	Charterer's option to extend the charter for six months at $13,331 net per day
Nave Sextans	Charterer's option to extend the charter for up to six months at $15,689 net per day.
Nave Jupiter	Charterer's option to extend the charter for six months at $15,990 net per day.
Nave Dorado	Charterer's option to extend the charter for up to ten months: a) up to three months at $7,653 net per day; b) up to four months at $9,875 net per day; and c) up to three months at $11,850 net per day.
Nave Luminosity	Charterer has the option to charter the vessel for an optional year at a rate of $18,022 net per day.
Nave Spherical	Contract provides 100% of BITR TD3C-TCE index plus $5,000 premium. Charterer’s option to extend for one year at TD3C-TCE index plus $1,500 premium.
Nave Galactic	Contract provides adjusted BITR TD3C-TCE index up to $38,759 and 50% thereafter with $17,775 floor. Charterer’s option to extend for six months at same terms.
Nave Universe	Contract provides adjusted BITR TD3C-TCE index up to $38,759 and 50% thereafter with $17,775 floor. Charterer’s option to extend for six months at same terms.
Nave Constellation	Charterer's option to extend the charter for up to two months at $8,888 net per day.
Baghdad	Charterer’s option to extend the bareboat charter for five years at $29,751 net per day.
Erbil	Charterer’s option to extend the bareboat charter for five years at $29,751 net per day.